Investment in Associates - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Carrying amount		$ 3,433,332	$ 369,329	$ 115,834
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Country of incorporation and business		Kaohsiung Taiwan
Measurement method		Equity method
Carrying amount		$ 373,276	$ 369,329	12,593
Ownership	19.10%	19.10%	21.22%
ChipMOS Shanghai [member]
Disclosure of associates [line items]
Country of incorporation and business		Shanghai PRC
Measurement method		Equity method
Carrying amount		$ 3,060,056		$ 103,241
Ownership		45.02%